Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Retirement Benefits
RETIREMENT BENEFITS
All employees are members of various defined contribution retirement schemes.
Contributions to the various retirement schemes are fully expensed during the period in which they are incurred.
Retirement benefit costs	32.8	33.7	30.0